RELATED PARTY TRANSACTIONS, Promissory Note (Details) - CIK 0001846136 Riverview Acquisition Corp - USD ($)	11 Months Ended
	Dec. 31, 2021	Aug. 10, 2021	Feb. 18, 2021
Promissory Note [Abstract]
Repayment of promissory note - related party	$ (181,341)
Sponsor [Member] | Promissory Note [Member]
Promissory Note [Abstract]
Promissory note, amount outstanding		$ 181,341
Sponsor [Member] | Promissory Note [Member] | Maximum
Promissory Note [Abstract]
Promissory note, maximum borrowing capacity			$ 300,000